Nonconvertible Loans (Details) $ / shares in Units, $ in Thousands, € in Millions, ₪ in Millions							12 Months Ended
	Oct. 05, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 01, 2023	Apr. 25, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Apr. 05, 2024 USD ($)	Apr. 04, 2024 USD ($)	Jan. 19, 2022 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)
Nonconvertible Loans [Line Items]
Loan agreement amount | ₪															₪ 2.1
Interest expenses related to loan amount							$ 15		$ 22
Debt instrument outstanding balance							105
Bank deposit							89
Aggregate amount				$ 22,500
Drew down amount					$ 20,000
Borrowing loan percentage				25.00%
Repayment amount				$ 2,500
Financial expense							806
Borrowing percentage		2.00%	1.00%
Percentage of demand payament			50.00%
Commitment		$ 10,000
Waiver fee							$ 6,750
Purchased shares (in Shares) | shares							186,038	186,038	23,254
Percentage of excess cashflow							25.00%	25.00%
Loans amount							$ 7,375
Loan amount							3,248
Loans deferred							9,400	€ 9.3
Loan repayment							$ 27,000
Warrant [Member]
Nonconvertible Loans [Line Items]
Warrants shares (in Shares) | shares							137,040			8,087	33,810
Exercise price per share (in Dollars per share) | $ / shares							$ 15.61			$ 17
2019 Loan [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount																$ 1,000
Covid Loan [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount						$ 592
Debt term						5 years
Interest rate						1.50%									1.50%
Israeli government [Member]
Nonconvertible Loans [Line Items]
Bank deposit							$ 30		$ 30
Facility Agreement [Member]
Nonconvertible Loans [Line Items]
Aggregate amount				5,000
Waiver fee	$ 1,500
Facility Loans [Member]
Nonconvertible Loans [Line Items]
Interest rate							4.00%
Aggregate amount				$ 7,500
Borrowing loan percentage				75.00%
Note Purchase Agreement [Member]
Nonconvertible Loans [Line Items]
Cash balance							$ 1,500
2024 NPA [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount							$ 23,500					$ 1,900	$ 2,500
Interest rate							14.00%
Multiple Loan [Member]
Nonconvertible Loans [Line Items]
Interest rate							5.00%
Loan Bear [Member]
Nonconvertible Loans [Line Items]
Weighted average percent							3.12%
Facility Agreement [Member]
Nonconvertible Loans [Line Items]
Aggregate amount														$ 30,000
2024 Note Purchase Aggrement [Member]
Nonconvertible Loans [Line Items]
Purchased shares (in Shares) | shares							682,282	682,282
Ordinary Shares [Member]
Nonconvertible Loans [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 18.73
Ordinary Shares [Member] | Warrant [Member]
Nonconvertible Loans [Line Items]
Warrants shares (in Shares) | shares											16,350
IPO [Member]
Nonconvertible Loans [Line Items]
Receive a bonus																$ 200
IPO [Member] | Ordinary Shares [Member]
Nonconvertible Loans [Line Items]
Purchased shares (in Shares) | shares							882,353	882,353
Gross proceeds of private placement							$ 15,000